Goodwill, net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill Net
Schedule of goodwill, net
	December 31, 2022	December 31, 2023	December 31, 2023
	S$’000	S$’000	US$’000

Acquisition	-	664	491
Goodwill impairment	-	(664)	(491)
	-	-	-

Summarizes fair value of the assets acquired and liabilities assumed

The following table summarizes the fair value of the assets acquired and liabilities assumed as of February 20, 2023:

S$’000

Cash and cash equivalents	63
Accounts receivable, net	12
Deposits, prepaid expenses and other current assets	76
Total identifiable assets acquired	151
Total liabilities assumed	(215)
Net liabilities acquired	(64)
Goodwill	664
Total acquisition consideration	600